Inventories	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Inventories
NOTE 9. INVENTORIES
Inventories consisted of the following:

December 31,	2022	2021

Direct materials	$107,575	$83,943

Repair and distribution parts	136,876	54,156

Work-in-progress	98,297	31,298

Equipment	26,550	3,290

Total inventories	$369,298	$172,687

December 31,	2022	2021

Work-in-progress related to finance leases	$41,986	$36,169
The amount of inventory and overhead costs recognized as an expense and included in COGS during 2022 was $1,455.1 million (December 31, 2021 – $757.9 million). COGS is made up of direct materials, direct labour, depreciation on manufacturing assets, post-manufacturing expenses, and overhead. COGS also includes inventory write-downs pertaining to obsolescence and aging, and recoveries of past write-downs upon disposition. The net change in inventory reserves charged to the consolidated statements of earnings and included in COGS for the year ended December 31, 2022 was $2.1 million (December 31, 2021 – $6.1 million).
The costs related to the construction of energy infrastructure assets determined to be finance leases are accounted for as work-in-progress
related to finance leases. Once the project is completed and enters service it is reclassified to COGS. During the year ended December 31, 2022 the Company invested $
74.5 million (December 31, 2021 – $36.2 million) related to finance leases.